CONCENTRATIONS OF RISK (Tables)	6 Months Ended
Jun. 30, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION

	Six Months ended June 30, 2023		As of June 30, 2023
Vendor	Cost of goods sold	Percentage of cost of goods sold	Accounts payable
	SGD		SGD
HTL Marketing Pte. Ltd. (related party)	976,960	94%	1,077,564

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

	Six Months ended June 30, 2024			As of June 30, 2024
Vendor	Cost of goods sold		Percentage of cost of goods sold	Accounts payable
	SGD	USD		SGD	USD
HTL Marketing Pte. Ltd. (related party)	750,340	552,330	82%	225,290	165,837